Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Equity	£ 166,329	£ 69,499	£ 48,720	£ 29,793
Loans and borrowings	21	19,764
Less: Cash and cash equivalents	(70,172)	(15,048)	£ (23,571)	£ (12,947)
Total Capital	£ 96,178	£ 74,215